Operating Segment Information	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Operating Segment Information	Operating Segment Information
We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of chemical products. We have reported our operations through our two segments, Titanium Dioxide and Performance Additives, and organized our business and derived our operating segments around differences in product lines.

The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, and timber treatment
Sales between segments are generally recognized at external market prices and are eliminated in consolidation. Adjusted EBITDA is presented as a measure of the financial performance of our global business units and for reporting the results of our operating segments. The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Revenues:
Titanium Dioxide	$361	$430	$1,357	$1,259
Performance Additives	145	127	450	418
Total	$506	$557	$1,807	$1,677
Adjusted EBITDA(1)
Titanium Dioxide	$(5)	$54	$93	$130
Performance Additives	9	5	48	46
	4	59	141	176
Corporate and other	(12)	(11)	(31)	(36)
Total	(8)	48	110	140
Reconciliation of adjusted EBITDA to net (loss) income:
Interest expense	(20)	(18)	(55)	(53)
Interest income	4	3	11	9
Income tax expense	(4)	(4)	(18)	(14)
Depreciation and amortization	(27)	(29)	(84)	(89)
Net income attributable to noncontrolling interests	2	—	5	2
Other adjustments:
Gain (loss) on disposition of business/assets	—	—	1	(2)
Certain legal expenses/settlements	—	(3)	83	(4)
Amortization of pension and postretirement actuarial losses	(1)	(3)	(2)	(9)
Net plant incident credits (costs)	11	(6)	15	(9)
Restructuring, impairment and plant closing and transition costs	(5)	(35)	(21)	(60)
Net (loss) income	$(48)	$(47)	$45	$(89)

(1)Adjusted EBITDA is defined as net income/loss of Venator before interest expense, interest income, income tax expense/benefit, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) loss/gain on disposition of business/assets; (b) certain legal expenses/settlements; (c) amortization of pension and postretirement actuarial losses/gains; (d) net plant incident costs/credits; and (e) restructuring, impairment, and plant closing and transition costs.